Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Nonrecurring
	November 30, 2018		November 30, 2017
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,790,358	1,795,796	1,290,465	1,316,386

Past Due Financing Receivables
	November 30,	November 30,
	2018	2017
	$	$

Total accounts receivable	305,912	756,468
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	239,063	689,619

Not past due	239,063	689,619
Past due for more than 31 days
but no more than 120 days	-	5,176
Past due for more than 120 days	66,849	61,673
Total accounts receivable, gross	305,912	756,468

Contractual Obligation, Fiscal Year Maturity Schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	2,643,437	-	-	-	-	2,643,437
Accrued liabilities	353,147	-	-	-	-	353,147
Related parties
Employee costs payable	222,478	-	-	-	-	222,478
Convertible debentures (Note 7)	52,274	1,376,805	12,603	12,466	537,808	1,991,956
	3,271,336	1,376,805	12,603	12,466	537,808	5,211,018